PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

Condensed balance sheets

		As of December 31,
	Notes	2018	2019
		RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents		590,470	243,989	35,047
Short-term investments		150,990	138,848	19,944
Prepaid expenses and other current assets		98,337	105,597	15,168
Amounts due from subsidiaries	(b)	5,062,149	6,128,595	880,318
Total current assets		5,901,946	6,617,029	950,477

Non-current assets
Investments in subsidiaries		1,364,685	1,446,563	207,786
Total non-current assets		1,364,685	1,446,563	207,786
Total assets		7,266,631	8,063,592	1,158,263
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		56,656	57,612	8,275
Account payables		2,725	56	8
Interest payable		53,965	58,525	8,406
Current portion of bonds payable		—	911,147	130,878
Amounts due to subsidiaries	(b)	21,242	22,471	3,228
Total current liabilities		134,588	1,049,811	150,795

Non-current liabilities
Bonds payable	(c)	2,037,836	2,060,708	296,002
Total non-current liabilities		2,037,836	2,060,708	296,002
Total liabilities		2,172,424	3,110,519	446,797
Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 499,706,628 and 505,253,850 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		34	34	5
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 174,649,638 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		12	12	2
Class C Ordinary shares (par value of US$0.00001 per share; nil and 60,000 shares authorized; nil and 60,000 shares issued and outstanding as of December 31, 2018 and 2019, respectively)		—	—	—
Additional paid-in capital		9,141,494	9,202,567	1,321,866
Accumulated other comprehensive income		85,979	77,904	11,190
Accumulated deficit		(3,795,629)	(3,977,921)	(571,391)
Treasury stock		(337,683)	(349,523)	(50,206)
Total shareholders’ equity		5,094,207	4,953,073	711,466
Total liabilities and shareholders’ equity		7,266,631	8,063,592	1,158,263

Condensed Statements of Operations

Condensed statements of operations

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(145,890)	(65,949)	(44,490)	(6,389)
Changes in the fair value of contingent purchase consideration payables	(937)	13,905	—	—
Operating loss	(146,827)	(52,044)	(44,490)	(6,389)
Other loss	(95,210)	(262,186)	(274,572)	(39,440)
Share of (losses) profits from subsidiaries and Consolidated VIEs	(530,693)	109,165	136,770	19,646
Loss before income taxes	(772,730)	(205,065)	(182,292)	(26,183)
Income tax expense	—	—	—	—
Net loss	(772,730)	(205,065)	(182,292)	(26,183)

Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net loss	(772,730)	(205,065)	(182,292)	(26,183)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(120,963)	88,652	(8,075)	(1,160)
Other comprehensive (loss) income, net of tax of nil:	(120,963)	88,652	(8,075)	(1,160)
Comprehensive loss	(893,693)	(116,413)	(190,367)	(27,343)
Comprehensive loss attributable to the Company’s ordinary shareholders	(893,693)	(116,413)	(190,367)	(27,343)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(18,324)	(166,068)	(142,989)	(20,539)
Net cash used in investing activities	(1,291,042)	(203,651)	(1,011,257)	(145,258)
Net cash (used in) generated from financing activities	(130,187)	43,145	807,765	116,028
Net decrease in cash and cash equivalents and restricted cash	(1,439,533)	(326,574)	(346,481)	(49,769)
Cash and cash equivalents and restricted cash at beginning of the year	2,356,597	917,044	590,470	84,816
Cash and cash equivalents and restricted cash at end of the year	917,044	590,470	243,989	35,047